Current and long-term debt - $670.0 Million Lease Financing (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt extinguishment cost		$ 2.9
STI Majestic
Disclosure of detailed information about borrowings [line items]
Debt extinguishment cost	$ 0.4
$670.0 million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 670.0
$670.0 million Lease Financing | STI Majestic
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 25.6